Property, Plant and Equipment - Schedule of Depreciation Expense (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT
Total – cost	$ 4,649,209	$ 3,846,663	$ 3,636,663
Total Property, plant and equipment, net	4,598,909	3,809,742	3,610,728
Processing plant under construction
PROPERTY, PLANT AND EQUIPMENT
Total – cost	4,466,736	3,791,736	3,581,736
Total Property, plant and equipment, net	4,466,736	3,791,736	3,581,736
Computer equipment
PROPERTY, PLANT AND EQUIPMENT
Total – cost	30,020	9,820	9,820
Total Property, plant and equipment, net	20,144	2,946	4,910
Furniture and fixtures
PROPERTY, PLANT AND EQUIPMENT
Total – cost	22,101	22,101	22,101
Total Property, plant and equipment, net	3,620	5,830	10,251
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Total – cost	23,005	23,006	23,006
Total Property, plant and equipment, net	$ 1,062	$ 9,230	$ 13,831